Lease Liabilities - Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance, beginning of year	$ 8.7	$ 10.4
Additions	1.0	2.1
Accretion charges	0.6	0.6
Lease payments	(4.3)	(4.4)
Balance, end of year	6.0	8.7
Current portion	3.2	4.1
Non-current portion	$ 2.8	$ 4.6